Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Institute for Q-Shu Pioneers of Space Inc.(a)	1,700	$34,429
Ispace Inc./Japan, NVS(a)(b)	5,100	24,451
		58,880
Air Freight & Logistics — 0.5%
AZ-COM MARUWA Holdings Inc.	6,800	51,858
Hamakyorex Co. Ltd.	1,700	43,817
Konoike Transport Co.Ltd.	3,400	48,852
Mitsui-Soko Holdings Co. Ltd.	1,700	46,681
Sankyu Inc.	6,800	245,616
SBS Holdings Inc.	1,700	27,389
Senko Group Holdings Co. Ltd.	15,300	110,465
Trancom Co.Ltd.	1,700	65,626
		640,304
Automobile Components — 3.3%
Aisan Industry Co. Ltd.	3,400	29,511
Eagle Industry Co. Ltd.	1,700	20,427
Exedy Corp.	3,400	55,864
FCC Co. Ltd.	5,100	72,895
G-Tekt Corp.	3,400	42,490
JTEKT Corp.	27,200	197,801
KYB Corp.	1,700	59,011
Musashi Seimitsu Industry Co. Ltd.	5,100	56,122
NHK Spring Co. Ltd.	25,500	283,407
Nifco Inc./Japan	10,200	244,134
Nippon Seiki Co. Ltd.	6,800	60,677
Niterra Co. Ltd.	20,400	614,824
NOK Corp.	11,900	165,402
Pacific Industrial Co. Ltd.	5,100	50,469
Piolax Inc.	3,400	48,359
Seiren Co. Ltd.	5,100	80,155
Shoei Co. Ltd.	6,800	88,066
Stanley Electric Co. Ltd.	17,000	312,749
Sumitomo Riko Co. Ltd.	5,100	41,146
Sumitomo Rubber Industries Ltd.	23,800	268,534
Tokai Rika Co. Ltd.	6,800	96,448
Topre Corp.	5,100	73,255
Toyo Tire Corp.	15,300	274,190
Toyoda Gosei Co. Ltd.	8,500	165,383
Toyota Boshoku Corp.	11,900	174,209
TS Tech Co. Ltd.	10,200	122,050
Yokohama Rubber Co. Ltd. (The)	15,300	384,272
		4,081,850
Automobiles — 0.2%
Mitsubishi Motors Corp.	88,400	246,924
Nissan Shatai Co. Ltd.	8,500	51,694
		298,618
Banks — 5.7%
77 Bank Ltd. (The)	8,500	254,457
Aichi Financial Group Inc., NVS	5,100	88,623
Aozora Bank Ltd.(b)	13,600	205,161
Awa Bank Ltd. (The)	3,400	63,102
Bank of Nagoya Ltd. (The)	1,700	82,172
Chugin Financial Group Inc., NVS	18,700	202,167
Daishi Hokuetsu Financial Group Inc.	5,100	163,651
Fukuoka Financial Group Inc.	23,800	696,338
Gunma Bank Ltd. (The)	44,200	304,588
Hachijuni Bank Ltd. (The)	47,600	330,101
Hirogin Holdings Inc.	32,300	263,131
Hokkoku Financial Holdings Inc.	1,700	56,723
Security	Shares	Value

Banks (continued)
Hokuhoku Financial Group Inc.	13,600	$196,793
Hyakugo Bank Ltd. (The)	27,200	121,996
Iyogin Holdings Inc., NVS	30,600	288,633
Juroku Financial Group Inc.	3,400	103,701
Keiyo Bank Ltd. (The)	11,900	66,828
Kiyo Bank Ltd. (The)	8,500	102,700
Kyoto Financial Group Inc.	28,900	518,985
Kyushu Financial Group Inc.	42,500	283,590
Mebuki Financial Group Inc.	120,700	485,056
Musashino Bank Ltd. (The)	3,400	71,057
Nanto Bank Ltd. (The)	3,400	77,509
Nishi-Nippon Financial Holdings Inc.	15,300	213,249
North Pacific Bank Ltd.	34,000	126,261
Ogaki Kyoritsu Bank Ltd. (The)	5,100	75,304
Okinawa Financial Group Inc.	1,700	29,703
Rakuten Bank Ltd., NVS(a)	11,900	217,778
San-In Godo Bank Ltd. (The)	18,700	173,790
SBI Sumishin Net Bank Ltd., NVS(b)	6,800	129,988
Senshu Ikeda Holdings Inc.	30,600	82,580
Seven Bank Ltd.	78,200	132,019
Shiga Bank Ltd. (The)	5,100	146,067
Suruga Bank Ltd.	20,400	143,407
Toho Bank Ltd.(The)	25,500	54,465
Tokyo Kiraboshi Financial Group Inc.	3,400	106,707
TOMONY Holdings Inc.	20,400	55,594
Yamaguchi Financial Group Inc.	23,800	291,617
		7,005,591
Beverages — 0.6%
Coca-Cola Bottlers Japan Holdings Inc.	17,000	198,089
Ito En Ltd.	6,800	162,706
Sapporo Holdings Ltd.	8,500	287,466
Takara Holdings Inc.	18,700	126,396
		774,657
Biotechnology — 0.3%
GNI Group Ltd.(a)	6,897	97,061
PeptiDream Inc.(a)	13,600	170,643
Takara Bio Inc.	6,800	44,338
		312,042
Broadline Retail — 2.1%
ASKUL Corp.	5,100	72,346
Belluna Co. Ltd.	6,800	31,085
Isetan Mitsukoshi Holdings Ltd.	44,200	919,511
Izumi Co. Ltd.	3,400	72,984
J Front Retailing Co. Ltd.	32,300	313,867
Mercari Inc.(a)	15,300	179,340
Ryohin Keikaku Co. Ltd.	34,000	558,558
Seria Co. Ltd.	6,800	117,730
Takashimaya Co. Ltd.	18,700	309,918
		2,575,339
Building Products — 1.5%
Bunka Shutter Co. Ltd.	6,800	78,620
Central Glass Co. Ltd.	3,400	77,662
Lixil Corp.	37,400	410,415
Nichias Corp.	6,800	206,201
Nichiha Corp.	3,400	76,745
Nitto Boseki Co. Ltd.	3,400	150,120
Noritz Corp.	3,400	38,508
Sanwa Holdings Corp.	23,800	443,069
Sekisui Jushi Corp.	3,400	52,239
Shin Nippon Air Technologies Co. Ltd.	1,700	46,428
Sinko Industries Ltd.	1,700	41,726

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Takara Standard Co. Ltd.	5,100	$56,233
Takasago Thermal Engineering Co. Ltd.	5,100	209,813
		1,887,779
Capital Markets — 0.7%
GMO Financial Holdings Inc.	5,100	25,611
JAFCO Group Co. Ltd.	6,800	77,449
M&A Capital Partners Co. Ltd.	1,700	23,364
M&A Research Institute Holdings Inc., NVS(a)	3,400	82,648
Matsui Securities Co. Ltd.	15,300	78,808
Monex Group Inc.	23,800	118,389
Nihon M&A Center Holdings Inc.	40,800	189,174
Okasan Securities Group Inc.	18,700	92,426
Sparx Group Co.Ltd.	3,400	39,341
Strike Co. Ltd.	1,700	45,751
Tokai Tokyo Financial Holdings Inc.	25,500	92,963
WealthNavi Inc.(a)(b)	5,100	38,037
		903,961
Chemicals — 6.9%
ADEKA Corp.	10,200	219,273
Aica Kogyo Co. Ltd.	6,800	149,637
Air Water Inc.	23,800	348,186
Artience Co. Ltd.	5,100	109,223
Asahi Yukizai Corp.	1,700	52,047
C Uyemura & Co. Ltd.	1,700	112,254
C.I. Takiron Corp.	5,100	23,815
Chugoku Marine Paints Ltd.	5,100	64,724
Daicel Corp.	30,600	310,010
Denka Co. Ltd.	10,200	144,109
DIC Corp.	10,200	211,261
Fujimi Inc.	7,100	134,973
Fujimori Kogyo Co. Ltd.	1,700	47,005
Fuso Chemical Co. Ltd.	3,400	83,220
JCU Corp.	3,400	79,677
Kaneka Corp.	5,100	137,237
Kansai Paint Co. Ltd.	22,100	369,051
KeePer Technical Laboratory Co. Ltd.	1,700	41,175
KH Neochem Co. Ltd.	3,400	48,938
Konishi Co. Ltd.	6,800	53,090
Kumiai Chemical Industry Co. Ltd.	10,249	50,228
Kuraray Co. Ltd.	39,100	474,859
Kureha Corp.	5,100	93,534
Lintec Corp.	5,100	105,384
Mitsubishi Gas Chemical Co. Inc.	20,400	382,879
Nihon Parkerizing Co. Ltd.	10,200	81,114
Nippon Kayaku Co. Ltd.	18,700	152,105
Nippon Pillar Packing Co. Ltd.	1,700	56,721
Nippon Shokubai Co. Ltd.	15,300	161,207
Nippon Soda Co. Ltd.	3,400	109,816
NOF Corp.	27,200	350,332
Okamoto Industries Inc.	1,700	50,940
Osaka Organic Chemical Industry Ltd.	1,700	37,810
Osaka Soda Co. Ltd.	1,700	100,476
Resonac Holdings Corp.	23,800	526,429
Sakata INX Corp.	5,100	61,983
Sanyo Chemical Industries Ltd.	1,700	43,428
Shikoku Kasei Holdings Corp.	3,400	44,463
Shin-Etsu Polymer Co. Ltd.	5,100	49,365
Sumitomo Bakelite Co. Ltd.	8,500	235,864
Sumitomo Chemical Co. Ltd.	195,500	401,945
T Hasegawa Co. Ltd.	3,400	66,512
Taiyo Holdings Co. Ltd.	5,100	105,093
Security	Shares	Value

Chemicals (continued)
Takasago International Corp.	1,700	$40,466
Teijin Ltd.	23,800	231,387
Toagosei Co. Ltd.	10,200	100,182
Tokai Carbon Co. Ltd.	27,200	172,963
Tokuyama Corp.	8,500	164,965
Tokyo Ohka Kogyo Co. Ltd.	13,600	356,628
Tosoh Corp.	34,000	431,448
Toyobo Co. Ltd.	10,200	70,384
UBE Corp.	11,900	219,787
Zeon Corp.	20,400	189,323
		8,458,925
Commercial Services & Supplies — 1.5%
Aeon Delight Co. Ltd.	3,400	88,733
Daiei Kankyo Co. Ltd.	5,100	80,959
Daiseki Co. Ltd.	5,112	105,295
Duskin Co. Ltd.	5,100	118,339
Itoki Corp.	5,100	49,682
Japan Elevator Service Holdings Co. Ltd.	10,200	184,994
Kokuyo Co. Ltd.	10,200	175,534
Kosaido Holdings Co. Ltd.	10,200	39,888
Matsuda Sangyo Co.Ltd.	1,760	31,762
Mitsubishi Pencil Co. Ltd.	3,400	50,717
Nippon Kanzai Holdings Co. Ltd.	1,700	27,747
Nippon Parking Development Co. Ltd.	22,100	26,874
Okamura Corp.	6,800	98,552
Park24 Co. Ltd.(a)	17,000	176,703
Pilot Corp.	3,400	94,814
Prestige International Inc.	13,600	56,614
Sato Holdings Corp.	3,400	46,184
Sohgo Security Services Co. Ltd.	49,300	297,698
TRE Holdings Corp.	5,100	38,280
		1,789,369
Construction & Engineering — 3.7%
Chiyoda Corp.(a)	18,700	34,380
Chudenko Corp.	3,400	70,949
COMSYS Holdings Corp.	15,300	305,800
Dai-Dan Co. Ltd.	5,100	106,044
EXEO Group Inc.	23,800	244,192
Hazama Ando Corp.	18,700	135,452
Infroneer Holdings Inc.	25,540	221,201
JGC Holdings Corp.	28,900	229,817
Kandenko Co. Ltd.	13,600	161,869
Kinden Corp.	15,300	325,925
Kumagai Gumi Co. Ltd.	5,100	117,291
Kyudenko Corp.	5,100	207,676
Mirait One Corp.	10,200	123,944
Nippon Densetsu Kogyo Co. Ltd.	5,100	65,289
Nippon Road Co. Ltd. (The)	3,700	42,767
Nishimatsu Construction Co. Ltd.	5,100	141,767
Okumura Corp.	3,400	105,583
Penta-Ocean Construction Co. Ltd.	35,700	143,783
Raito Kogyo Co. Ltd.	5,100	65,298
Raiznext Corp.	3,400	39,969
Sanki Engineering Co. Ltd.	5,100	71,337
Shimizu Corp.	68,000	376,051
Shinnihon Corp.	3,400	32,775
SHO-BOND Holdings Co. Ltd.	5,100	192,399
Sumitomo Densetsu Co. Ltd.	1,700	39,546
Sumitomo Mitsui Construction Co. Ltd.	18,700	46,716
Taihei Dengyo Kaisha Ltd.	1,700	57,463
Taikisha Ltd.	3,400	112,859

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Takamatsu Construction Group Co. Ltd.	1,700	$30,858
Toa Corp./Tokyo	6,800	42,401
Toda Corp.	28,900	200,316
Toenec Corp.	1,700	63,728
Tokyu Construction Co. Ltd.	11,940	58,533
Totetsu Kogyo Co. Ltd.	3,400	68,441
Toyo Construction Co. Ltd.	6,800	59,805
West Holdings Corp.	3,480	62,445
Yokogawa Bridge Holdings Corp.	5,100	89,749
Yurtec Corp.	5,100	53,521
		4,547,939
Construction Materials — 0.5%
Krosaki Harima Corp.	1,700	33,620
Maeda Kosen Co. Ltd.	1,700	34,073
Mitani Sekisan Co. Ltd.	1,700	61,857
Shinagawa Refractories Co. Ltd.	3,400	43,862
Sumitomo Osaka Cement Co. Ltd.	3,400	84,334
Taiheiyo Cement Corp.	15,300	382,077
		639,823
Consumer Finance — 1.1%
Acom Co. Ltd.	61,200	157,127
AEON Financial Service Co. Ltd.	13,600	114,237
Aiful Corp.	42,500	109,626
Credit Saison Co. Ltd.	20,400	442,256
J Trust Co. Ltd.(b)	10,200	26,615
Jaccs Co. Ltd.	3,400	105,310
Marui Group Co. Ltd.	20,400	304,190
Orient Corp.	7,100	46,969
		1,306,330
Consumer Staples Distribution & Retail — 2.4%
Aeon Hokkaido Corp.	5,100	30,286
Ain Holdings Inc.	3,400	126,724
Arcs Co. Ltd.	5,100	96,261
Axial Retailing Inc.	8,500	54,283
Belc Co. Ltd.	1,700	79,611
Cawachi Ltd.	1,700	31,436
Cosmos Pharmaceutical Corp.	3,400	274,351
Create SD Holdings Co. Ltd.	3,400	72,931
Daikokutenbussan Co. Ltd.	500	27,254
Fuji Co. Ltd./Ehime.	3,400	41,914
G-7 Holdings Inc.	3,400	34,311
Genky DrugStores Co. Ltd.	1,700	61,427
H2O Retailing Corp.	11,935	189,406
Heiwado Co. Ltd.	3,400	51,357
Inageya Co. Ltd.	500	3,749
Kato Sangyo Co. Ltd.	3,400	89,782
Kusuri no Aoki Holdings Co. Ltd.	6,300	127,956
Life Corp.	3,400	88,810
Maxvalu Tokai Co. Ltd.	1,700	33,012
Mitsubishi Shokuhin Co. Ltd.	1,700	56,453
Retail Partners Co. Ltd.	3,400	37,135
San-A Co. Ltd.	3,400	104,303
Shoei Foods Corp.(b)	1,700	49,776
Sugi Holdings Co. Ltd.	13,600	211,080
Sundrug Co. Ltd.	10,200	259,443
Tsuruha Holdings Inc.	5,100	302,685
United Super Markets Holdings Inc.	6,800	37,687
Valor Holdings Co. Ltd.	5,100	79,286
Welcia Holdings Co. Ltd.	11,900	164,169
Yaoko Co. Ltd.	1,700	100,390
Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Yokorei Co. Ltd.	5,100	$32,722
		2,949,990
Containers & Packaging — 0.5%
FP Corp.	6,800	105,642
Fuji Seal International Inc.	5,100	78,346
Rengo Co. Ltd.	25,500	171,989
Toyo Seikan Group Holdings Ltd.	17,000	281,621
		637,598
Distributors — 0.2%
Arata Corp.	3,400	69,699
Central Automotive Products Ltd.	1,700	53,725
Doshisha Co. Ltd.	3,400	48,197
PALTAC Corp.	3,400	89,236
		260,857
Diversified Consumer Services — 0.0%
LITALICO Inc.	3,400	37,206

Diversified REITs — 2.4%
Activia Properties Inc.	85	199,875
Daiwa House REIT Investment Corp.	306	484,303
Hankyu Hanshin REIT Inc.	85	71,865
Heiwa Real Estate REIT Inc.	136	113,190
Hulic REIT Inc.	170	156,097
KDX Realty Investment Corp.	544	524,058
Mori Trust REIT Inc.	340	151,389
Nippon REIT Investment Corp.	68	146,806
NTT UD REIT Investment Corp.	187	139,391
Sekisui House REIT Inc.	544	283,812
Star Asia Investment Corp.	306	114,789
Takara Leben Real Estate Investment Corp.	102	64,681
Tokyu REIT Inc.	119	117,678
United Urban Investment Corp.	391	348,460
		2,916,394
Diversified Telecommunication Services — 0.2%
Internet Initiative Japan Inc.	13,600	191,603
JTOWER Inc.(a)	1,700	17,333
U-Next Holdings Co. Ltd.	3,400	100,541
		309,477
Electric Utilities — 1.7%
Chugoku Electric Power Co. Inc. (The)	37,400	268,778
Hokkaido Electric Power Co. Inc.	22,100	232,055
Hokuriku Electric Power Co.	22,100	163,311
Kyushu Electric Power Co. Inc.	54,400	634,391
Okinawa Electric Power Co. Inc. (The)	5,192	37,214
Shikoku Electric Power Co. Inc.	22,100	212,371
Tohoku Electric Power Co. Inc.	59,500	602,422
		2,150,542
Electrical Equipment — 1.7%
Daihen Corp.	2,700	143,667
Fujikura Ltd.	34,000	701,605
Furukawa Electric Co. Ltd.	8,500	229,242
GS Yuasa Corp.	10,200	216,741
Idec Corp./Japan	3,400	59,921
Mabuchi Motor Co. Ltd.	11,900	184,260
Mirai Industry Co. Ltd.	1,700	43,765
Nippon Carbon Co. Ltd.	1,700	60,502
Nitto Kogyo Corp.	3,400	74,692
Sanyo Denki Co. Ltd.	1,700	78,484
Sinfonia Technology Co. Ltd.	1,700	36,915
SWCC Corp.	3,400	104,128
Toyo Tanso Co. Ltd.	1,700	72,636

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Ushio Inc.	10,200	$137,053
		2,143,611
Electronic Equipment, Instruments & Components — 4.2%
Ai Holdings Corp.	5,100	80,403
Alps Alpine Co. Ltd.	23,800	224,461
Amano Corp.	6,800	163,473
Anritsu Corp.	17,000	124,897
Azbil Corp.	15,300	421,841
Canon Electronics Inc.	3,400	49,737
Canon Marketing Japan Inc.	6,800	192,362
Citizen Watch Co. Ltd.	23,800	154,584
Daiwabo Holdings Co.Ltd.	10,200	180,452
Dexerials Corp.	6,800	286,326
Enplas Corp.(b)	800	37,380
Hakuto Co. Ltd.	1,700	55,154
Hioki EE Corp.	1,700	76,669
Hirose Electric Co. Ltd.	3,400	378,342
Horiba Ltd.	5,100	403,189
Hosiden Corp.	5,100	65,101
Iriso Electronics Co. Ltd.	1,700	32,772
Japan Aviation Electronics Industry Ltd.	6,800	105,876
Kaga Electronics Co. Ltd.	1,700	62,112
Koa Corp.	3,400	32,051
Macnica Holdings Inc.	6,800	279,693
Maruwa Co. Ltd./Aichi	1,200	269,571
Maxell Ltd.	5,100	54,283
Meiko Electronics Co. Ltd.	1,700	76,497
Nichicon Corp.	5,100	37,066
Nippon Ceramic Co. Ltd.	1,700	27,964
Nippon Electric Glass Co. Ltd.	10,200	240,158
Nippon Signal Company Ltd.	5,100	32,476
Nissha Co. Ltd.	5,100	63,536
Nohmi Bosai Ltd.	3,400	49,834
Oki Electric Industry Co. Ltd.	11,900	81,661
Optex Group Co. Ltd.	3,400	37,070
Restar Corp.	1,700	32,541
Riken Keiki Co. Ltd.	3,400	85,884
Ryoyo Ryosan Holdings Inc.	3,976	78,248
Siix Corp.	3,400	29,228
Taiyo Yuden Co. Ltd.	17,000	359,870
Tokyo Electron Device Ltd.	1,700	48,256
Topcon Corp.	13,600	148,154
		5,159,172
Energy Equipment & Services — 0.1%
Modec Inc.(b)	6,800	116,733

Entertainment — 1.1%
Anycolor Inc.(a)	3,400	46,960
Avex Inc.	3,400	25,959
COLOPL Inc.	8,500	30,949
Cover Corp.(a)(b)	3,400	37,658
Daiichikosho Co. Ltd.	8,500	88,970
DeNA Co. Ltd.	10,200	95,589
Gree Inc.	8,500	27,767
GungHo Online Entertainment Inc.	5,100	85,823
Koei Tecmo Holdings Co. Ltd.	15,300	133,109
Mixi Inc.	5,100	92,961
Shochiku Co. Ltd.(b)	1,700	102,566
Square Enix Holdings Co. Ltd.	10,200	305,420
Toei Animation Co. Ltd.	7,400	112,684
Security	Shares	Value

Entertainment (continued)
Toei Co. Ltd.	4,800	$110,203
		1,296,618
Financial Services — 1.0%
eGuarantee Inc.	5,100	43,685
Financial Products Group Co. Ltd.	8,500	111,168
Fuyo General Lease Co. Ltd.	2,200	174,503
GMO Payment Gateway Inc.	5,100	220,220
Japan Securities Finance Co. Ltd.	10,200	107,264
Mizuho Leasing Co. Ltd.	17,000	115,493
Ricoh Leasing Co. Ltd.	1,700	54,936
Tokyo Century Corp.	18,700	173,106
Zenkoku Hosho Co. Ltd.	6,800	243,661
		1,244,036
Food Products — 4.1%
Ariake Japan Co. Ltd.	1,700	57,404
Calbee Inc.	10,200	200,886
DyDo Group Holdings Inc.	1,700	27,676
Ezaki Glico Co. Ltd.	6,800	175,857
Fuji Oil Holdings Inc.	5,100	80,403
Fujicco Co. Ltd.	1,700	19,944
Fujiya Co. Ltd.	1,700	26,995
Hokuto Corp.	3,400	39,342
House Foods Group Inc.	8,500	156,553
Itoham Yonekyu Holdings Inc.	3,440	90,768
J-Oil Mills Inc.	1,700	20,967
Kagome Co. Ltd.	10,200	231,770
Kameda Seika Co. Ltd.	1,700	43,010
Kewpie Corp.	13,600	269,207
Kotobuki Spirits Co. Ltd.	13,600	150,436
Maruha Nichiro Corp.	5,100	106,279
Megmilk Snow Brand Co. Ltd.	6,800	110,110
Mitsui DM Sugar Holdings Co. Ltd.	1,700	34,474
Morinaga & Co. Ltd./Japan	8,500	135,950
Morinaga Milk Industry Co. Ltd.	10,200	210,725
NH Foods Ltd.	11,900	365,277
Nichirei Corp.	13,600	308,367
Nippn Corp., New	6,800	96,424
Nisshin Oillio Group Ltd. (The)	3,400	105,708
Nisshin Seifun Group Inc.	27,200	305,352
Nissui Corp.	37,400	210,093
Prima Meat Packers Ltd.	3,400	51,240
Riken Vitamin Co. Ltd.	3,400	57,353
S Foods Inc.	1,700	30,776
Sakata Seed Corp.	3,400	73,125
Showa Sangyo Co. Ltd.	1,700	34,399
Toyo Suisan Kaisha Ltd.	11,900	857,928
Yamazaki Baking Co.Ltd.	15,300	336,435
		5,021,233
Gas Utilities — 0.5%
K&O Energy Group Inc.	1,700	42,536
Nippon Gas Co. Ltd.	13,600	207,575
Saibu Gas Holdings Co. Ltd.	3,400	41,864
Shizuoka Gas Co. Ltd.	5,100	31,394
Toho Gas Co. Ltd.	10,200	268,242
		591,611
Ground Transportation — 2.9%
Alps Logistics Co. Ltd.	1,700	61,292
Fukuyama Transporting Co. Ltd.	3,400	81,734
Keikyu Corp.	28,900	213,161
Keio Corp.	13,600	327,875
Kyushu Railway Co.	17,000	373,599

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Maruzen Showa Unyu Co. Ltd.	1,700	$56,160
Nagoya Railroad Co. Ltd.	25,500	292,178
Nankai Electric Railway Co. Ltd.	13,600	224,820
Nikkon Holdings Co. Ltd.	6,800	129,036
Nishi-Nippon Railroad Co. Ltd.	8,500	133,962
Odakyu Electric Railway Co. Ltd.	40,800	427,159
Sakai Moving Service Co. Ltd.	3,400	51,343
Seibu Holdings Inc.	30,600	455,341
Seino Holdings Co. Ltd.	13,600	177,193
Sotetsu Holdings Inc.	10,200	158,699
Tobu Railway Co. Ltd.	25,500	449,795
		3,613,347
Health Care Equipment & Supplies — 1.5%
Asahi Intecc Co. Ltd.	28,900	415,679
Eiken Chemical Co. Ltd.	3,400	45,323
Fukuda Denshi Co. Ltd.	1,700	66,907
Hogy Medical Co. Ltd.	3,400	85,446
Japan Lifeline Co. Ltd.	6,800	49,392
Jeol Ltd.	5,100	219,747
Mani Inc.	10,200	121,333
Menicon Co. Ltd.	8,500	70,533
Nagaileben Co. Ltd.(b)	3,400	52,625
Nakanishi Inc.	8,500	121,941
Nihon Kohden Corp.	10,200	311,432
Nipro Corp.	20,400	157,777
Paramount Bed Holdings Co. Ltd.	5,100	86,584
PHC Holdings Corp.(b)	3,400	23,724
		1,828,443
Health Care Providers & Services — 1.4%
Alfresa Holdings Corp.	23,800	335,171
Amvis Holdings Inc.	5,100	64,531
As One Corp.	6,800	108,142
BML Inc.	3,400	60,668
H.U. Group Holdings Inc.	6,800	108,658
Medipal Holdings Corp.	25,500	375,570
Ship Healthcare Holdings Inc.	10,200	150,105
SUNWELS Co. Ltd.	1,700	28,318
Suzuken Co. Ltd.	8,500	256,624
Toho Holdings Co. Ltd.	6,800	171,896
Tokai Corp./Gifu	3,400	45,476
		1,705,159
Health Care Technology — 0.1%
JMDC Inc.	3,400	59,468
Medley Inc.(a)	3,400	72,419
		131,887
Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	34	112,241
Invincible Investment Corp.	850	369,504
Japan Hotel REIT Investment Corp.	612	304,791
		786,536
Hotels, Restaurants & Leisure — 2.6%
Atom Corp.(a)(b)	15,300	69,300
Colowide Co. Ltd.	10,200	129,343
Create Restaurants Holdings Inc.	15,300	105,681
Curves Holdings Co. Ltd.	6,800	32,167
Doutor Nichires Holdings Co. Ltd.	3,400	46,654
Food & Life Companies Ltd.	15,300	278,204
Fuji Kyuko Co. Ltd.	3,400	65,920
Fujio Food Group Inc.(a)	1,700	16,392
Heiwa Corp.	6,816	87,581
Hiday Hidaka Corp.	3,484	65,597
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd.(a)	6,800	$74,260
Ichibanya Co. Ltd.	8,500	60,200
Kappa Create Co. Ltd.	3,400	35,544
KFC Holdings Japan Ltd.	1,700	70,147
Kisoji Co. Ltd.	3,400	53,993
KOMEDA Holdings Co. Ltd.	6,800	114,443
Koshidaka Holdings Co. Ltd.	5,100	27,208
Kura Sushi Inc.	3,400	104,552
Kyoritsu Maintenance Co.Ltd.	8,560	168,798
Matsuyafoods Holdings Co. Ltd.	1,700	58,250
Monogatari Corp. (The)	3,400	74,816
MOS Food Services Inc.	3,400	74,180
Ohsho Food Service Corp.	1,700	93,650
Resorttrust Inc.	10,200	158,407
Ringer Hut Co. Ltd.	3,400	49,899
Round One Corp.	23,800	105,977
Royal Holdings Co. Ltd.	3,400	57,157
Saizeriya Co. Ltd.(b)	3,400	111,347
Skylark Holdings Co. Ltd.	30,600	421,192
Tokyotokeiba Co. Ltd.	1,700	44,955
Toridoll Holdings Corp.	6,800	161,862
Yoshinoya Holdings Co. Ltd.	8,500	156,869
		3,174,545
Household Durables — 2.8%
Casio Computer Co. Ltd.	25,500	190,129
Chofu Seisakusho Co. Ltd.	1,700	24,615
ES-Con Japan Ltd.	5,100	33,793
Fujitsu General Ltd.	8,500	116,676
Haseko Corp.	32,300	365,115
Iida Group Holdings Co. Ltd.	20,400	277,855
JVCKenwood Corp.	20,400	112,685
Ki-Star Real Estate Co. Ltd.	1,700	36,676
Nagawa Co. Ltd.	1,700	84,509
Nikon Corp.	39,100	406,935
Open House Group Co. Ltd.	10,200	295,106
Pressance Corp.	3,400	39,541
Rinnai Corp.	13,600	326,575
Sangetsu Corp.	5,100	97,384
Sharp Corp./Japan(a)	34,000	209,753
Sumitomo Forestry Co. Ltd.	20,400	706,332
Tama Home Co. Ltd.(b)	1,700	45,355
Tamron Co. Ltd.	1,700	95,851
Zojirushi Corp.	5,100	50,065
		3,514,950
Household Products — 0.4%
Earth Corp.	1,700	50,920
Lion Corp.	34,000	273,474
Pigeon Corp.	15,300	146,722
		471,116
Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	18,700	314,179
RENOVA Inc.(a)	5,100	33,264
		347,443
Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	3,400	44,979
Keihan Holdings Co. Ltd.	11,900	220,808
Mie Kotsu Group Holdings Inc.	6,800	25,392
Nisshinbo Holdings Inc.	18,700	129,726
Noritsu Koki Co. Ltd.	1,700	44,725
TOKAI Holdings Corp.	13,600	83,301
		548,931

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs — 1.4%
Advance Logistics Investment Corp.	85	$66,205
CRE Logistics REIT Inc.	68	63,147
GLP J-REIT	612	507,844
Industrial & Infrastructure Fund Investment Corp.	323	257,754
Japan Logistics Fund Inc.	119	205,765
LaSalle Logiport REIT	255	239,591
Mitsubishi Estate Logistics REIT Investment Corp.	68	165,708
Mitsui Fudosan Logistics Park Inc.	68	190,691
SOSiLA Logistics REIT Inc.	102	77,477
		1,774,182
Insurance — 0.1%
FP Partner Inc.	1,700	45,219
Lifenet Insurance Co.(a)	8,500	78,181
		123,400
Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)	1,700	29,561
Infocom Corp.	3,400	105,320
Kakaku.com Inc.	17,000	205,802
ZIGExN Co. Ltd.	8,500	34,069
		374,752
IT Services — 1.6%
Argo Graphics Inc.	1,700	45,366
Base Co. Ltd.	1,700	31,769
BIPROGY Inc.	10,200	270,169
Change Holdings Inc.(b)	5,100	40,476
Comture Corp.	3,400	38,892
Dentsu Soken Inc.	3,400	111,439
Digital Garage Inc.	3,400	52,581
DTS Corp.	5,100	135,666
Future Corp.	5,100	49,146
GMO internet group Inc.	8,500	134,466
Mitsubishi Research Institute Inc.	1,700	50,792
NEC Networks & System Integration Corp.	8,500	120,347
NET One Systems Co. Ltd.	10,200	193,493
NS Solutions Corp.	5,100	165,383
NSD Co. Ltd.	8,500	159,747
Sakura Internet Inc.(b)	1,700	56,964
SHIFT Inc.(a)	1,700	164,680
Simplex Holdings Inc.	5,100	87,611
TechMatrix Corp.	5,100	60,519
Zuken Inc.	1,700	42,853
		2,012,359
Leisure Products — 1.1%
Mizuno Corp.	1,700	88,482
Roland Corp.	1,700	43,425
Sankyo Co. Ltd.	23,800	232,057
Sega Sammy Holdings Inc.	20,400	288,148
Tomy Co. Ltd.	10,200	185,703
Tsuburaya Fields Holdings Inc.(b)	5,100	48,439
Universal Entertainment Corp.	3,400	35,556
Yamaha Corp.	17,000	385,801
Yonex Co. Ltd.	8,500	94,116
		1,401,727
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(b)	3,400	29,502

Machinery — 8.6%
Aichi Corp.	3,400	25,169
Aida Engineering Ltd.(b)	5,100	29,157
Amada Co. Ltd.	42,500	479,795
CKD Corp.	6,800	133,188
Security	Shares	Value

Machinery (continued)
Daiwa Industries Ltd.	3,400	$33,053
DMG Mori Co. Ltd.	15,300	435,542
Ebara Corp.	11,900	870,281
Fuji Corp./Aichi	10,200	165,085
Fujitec Co. Ltd.	8,500	222,842
Fukushima Galilei Co. Ltd.	1,700	65,685
Furukawa Co. Ltd.	3,400	42,965
Glory Ltd.	5,100	89,068
Harmonic Drive Systems Inc.	6,800	181,613
Hino Motors Ltd.(a)	39,100	109,456
Hirata Corp.	1,700	75,414
Hitachi Zosen Corp.	20,400	144,422
IHI Corp.	18,700	483,894
Japan Steel Works Ltd. (The)	8,500	257,285
Kawasaki Heavy Industries Ltd.	20,400	778,755
Kitz Corp.	8,500	61,069
Kurita Water Industries Ltd.	13,600	583,190
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,400	54,133
Makino Milling Machine Co. Ltd.	3,400	145,515
Max Co. Ltd.	3,400	80,984
Meidensha Corp.	5,100	139,360
METAWATER Co. Ltd.	3,400	42,745
MISUMI Group Inc.	37,400	641,387
Mitsubishi Logisnext Co. Ltd.	3,400	33,509
Mitsuboshi Belting Ltd.	3,400	94,667
Mitsui E&S Co. Ltd.	11,900	111,233
Miura Co. Ltd.	11,900	246,093
Morita Holdings Corp.	3,400	39,451
Nabtesco Corp.	13,600	222,511
Nachi-Fujikoshi Corp.	1,700	37,535
Namura Shipbuilding Co. Ltd.	6,800	96,511
NGK Insulators Ltd.	30,600	408,996
Nikkiso Co. Ltd.	5,100	39,797
Nitta Corp.	1,700	44,416
Nomura Micro Science Co. Ltd.	3,800	114,727
Noritake Co. Ltd./Nagoya Japan	1,700	43,439
NSK Ltd.	49,300	242,244
NTN Corp.	54,400	111,351
Obara Group Inc.	1,700	45,889
Oiles Corp.	3,496	50,144
OKUMA Corp.	3,400	145,581
Organo Corp.	3,400	191,516
OSG Corp.	10,200	125,935
Ryobi Ltd.	3,400	54,711
Shibaura Machine Co. Ltd.	3,400	75,629
Shibuya Corp.	1,700	43,060
Shinmaywa Industries Ltd.	6,800	61,886
Star Micronics Co. Ltd.	5,100	69,058
Sumitomo Heavy Industries Ltd.	13,600	370,033
Tadano Ltd.	13,600	96,465
Takeuchi Manufacturing Co. Ltd.	5,100	198,989
Takuma Co. Ltd.	8,500	93,384
THK Co. Ltd.	15,300	296,700
Tocalo Co. Ltd.	6,800	85,856
Tsubakimoto Chain Co.	3,400	128,187
Tsugami Corp.	5,100	47,222
Tsurumi Manufacturing Co. Ltd.	1,700	46,765
Union Tool Co.	1,700	61,684
Yamabiko Corp.	3,400	46,519
		10,592,745
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	8,500	70,856

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Marine Transportation (continued)
NS United Kaiun Kaisha Ltd.	1,700	$53,512
		124,368
Media — 1.0%
CyberAgent Inc.	56,100	338,163
Fuji Media Holdings Inc.	6,800	77,204
Hakuhodo DY Holdings Inc.	27,200	225,288
Kadokawa Corp.	11,916	246,372
Nippon Television Holdings Inc.	6,800	91,706
Septeni Holdings Co. Ltd.(b)	6,800	16,209
SKY Perfect JSAT Holdings Inc.	18,700	109,007
TBS Holdings Inc.	5,100	119,236
TV Asahi Holdings Corp.	3,400	43,535
Vector Inc.	3,400	28,358
		1,295,078
Metals & Mining — 2.4%
ARE Holdings Inc.	10,200	133,579
Daido Steel Co. Ltd.	15,300	154,595
Daiki Aluminium Industry Co. Ltd.	3,400	28,692
Dowa Holdings Co. Ltd.	6,800	251,019
Godo Steel Ltd.	1,700	56,643
Kobe Steel Ltd.	49,300	642,357
Kyoei Steel Ltd.	3,400	46,249
Maruichi Steel Tube Ltd.	8,500	202,817
Mitsubishi Materials Corp.	17,000	332,168
Mitsui Mining & Smelting Co. Ltd.	6,800	219,999
Nippon Light Metal Holdings Co. Ltd.	6,800	82,279
Nittetsu Mining Co. Ltd.	1,700	57,402
Osaka Steel Co.Ltd.	1,700	26,220
OSAKA Titanium Technologies Co. Ltd.	3,400	65,829
Sanyo Special Steel Co. Ltd.	3,400	47,596
Toho Titanium Co. Ltd.	3,400	27,870
Tokyo Steel Manufacturing Co. Ltd.	6,800	67,887
UACJ Corp.	5,114	146,583
Yamato Kogyo Co. Ltd.	5,100	266,589
Yodogawa Steel Works Ltd.	1,700	62,063
		2,918,436
Office REITs — 1.1%
Daiwa Office Investment Corp.	68	120,375
Global One Real Estate Investment Corp.	136	88,139
Ichigo Office REIT Investment Corp.	136	70,921
Japan Excellent Inc.	170	130,122
Japan Prime Realty Investment Corp.	119	248,860
Mirai Corp.	255	73,177
Mori Hills REIT Investment Corp.	204	170,036
One REIT Inc.	34	55,887
Orix JREIT Inc.	340	344,766
		1,302,283
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	8,500	424,422
Itochu Enex Co. Ltd.	6,800	66,748
Iwatani Corp.	5,100	296,752
Japan Petroleum Exploration Co. Ltd.	3,400	143,150
Mitsuuroko Group Holdings Co. Ltd.	3,400	29,528
San-Ai Obbli Co. Ltd.	6,800	89,969
		1,050,569
Paper & Forest Products — 0.6%
Daio Paper Corp.	11,900	67,118
Hokuetsu Corp.(b)	11,900	92,788
Nippon Paper Industries Co. Ltd.	13,600	84,086
Security	Shares	Value

Paper & Forest Products (continued)
Oji Holdings Corp.	113,900	$460,314
		704,306
Personal Care Products — 1.2%
Euglena Co. Ltd.(a)(b)	11,900	40,962
Fancl Corp.	11,900	149,680
Kobayashi Pharmaceutical Co. Ltd.	6,800	234,969
Kose Corp.	5,100	338,148
Mandom Corp.	3,400	25,828
Milbon Co.Ltd.	3,400	73,638
Noevir Holdings Co. Ltd.	1,700	58,767
Pola Orbis Holdings Inc.	11,900	101,706
Rohto Pharmaceutical Co. Ltd.	25,500	449,567
YA-MAN Ltd.(b)	3,400	20,439
		1,493,704
Pharmaceuticals — 1.4%
Hisamitsu Pharmaceutical Co. Inc.	6,800	161,528
JCR Pharmaceuticals Co. Ltd.	8,500	31,142
Kaken Pharmaceutical Co. Ltd.	5,100	115,917
Kissei Pharmaceutical Co. Ltd.	3,400	68,265
Kyorin Pharmaceutical Co. Ltd.	5,100	55,652
Mochida Pharmaceutical Co.Ltd.	1,700	32,847
Nippon Shinyaku Co. Ltd.	6,800	133,149
Nxera Pharma Co. Ltd.(a)	10,200	94,801
Santen Pharmaceutical Co. Ltd.	42,500	441,280
Sawai Group Holdings Co. Ltd.	5,100	198,879
Sumitomo Pharma Co. Ltd.(a)	22,100	42,910
Torii Pharmaceutical Co. Ltd.	1,700	41,008
Towa Pharmaceutical Co. Ltd.	3,400	62,481
Tsumura & Co.	6,800	170,795
ZERIA Pharmaceutical Co. Ltd.	3,400	42,994
		1,693,648
Professional Services — 1.8%
BayCurrent Consulting Inc.	17,000	346,421
Bell System24 Holdings Inc.	5,100	52,125
Dip Corp.	5,100	84,744
en Japan Inc.	3,400	58,051
Funai Soken Holdings Inc.	5,100	71,343
Infomart Corp.	23,800	46,484
Insource Co. Ltd.	5,100	31,570
JAC Recruitment Co. Ltd.	8,500	36,169
MEITEC Group Holdings Inc.	8,500	169,553
Nomura Co. Ltd.	10,200	53,682
Open Up Group Inc.	6,816	90,013
Pasona Group Inc.	3,400	47,282
Persol Holdings Co. Ltd.	248,200	358,521
SMS Co. Ltd.	10,200	126,464
TechnoPro Holdings Inc.	13,600	226,393
TKC Corp.	3,400	71,393
Transcosmos Inc.	3,400	73,353
UT Group Co. Ltd.	3,400	65,076
Visional Inc.(a)	3,400	162,783
		2,171,420
Real Estate Management & Development — 1.6%
Aeon Mall Co. Ltd.	11,900	143,148
Goldcrest Co. Ltd.	1,700	25,980
Heiwa Real Estate Co. Ltd.	3,400	82,090
Ichigo Inc.	28,900	72,867
Kasumigaseki Capital Co. Ltd.(b)	900	100,184
Katitas Co. Ltd.	6,800	69,184
Keihanshin Building Co. Ltd.	3,400	33,564
Leopalace21 Corp.(b)	22,100	73,941

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Raysum Co. Ltd.	1,700	$35,934
Relo Group Inc.	13,600	137,193
SAMTY Co. Ltd.(a)	3,400	55,627
SRE Holdings Corp.(a)(b)	1,700	43,977
Starts Corp. Inc.	3,400	70,937
Sun Frontier Fudousan Co. Ltd.	3,400	42,222
TKP Corp.(a)	1,700	15,181
Tokyo Tatemono Co. Ltd.	25,500	412,982
Tokyu Fudosan Holdings Corp.	76,500	530,261
Tosei Corp.	3,400	48,898
		1,994,170
Residential REITs — 0.9%
Advance Residence Investment Corp.	187	385,164
Comforia Residential REIT Inc.	85	173,968
Daiwa Securities Living Investments Corp.	272	179,760
Nippon Accommodations Fund Inc.	68	274,921
Samty Residential Investment Corp.	51	34,282
Starts Proceed Investment Corp.	34	43,128
		1,091,223
Retail REITs — 0.8%
AEON REIT Investment Corp.	221	187,300
Frontier Real Estate Investment Corp.	68	193,599
Fukuoka REIT Corp.	85	87,404
Japan Metropolitan Fund Invest.	901	529,949
		998,252
Semiconductors & Semiconductor Equipment — 2.7%
Ferrotec Holdings Corp.	5,100	87,188
Japan Material Co. Ltd.	6,800	84,386
Megachips Corp.	1,700	45,693
Micronics Japan Co. Ltd.	3,400	125,423
Mimasu Semiconductor Industry Co. Ltd.	1,700	40,045
Mitsui High-Tec Inc.	1,700	76,368
Optorun Co. Ltd.	3,400	46,256
Rorze Corp.	1,700	328,483
RS Technologies Co. Ltd.	1,700	33,708
Sanken Electric Co. Ltd.	3,400	127,060
Shibaura Mechatronics Corp.	1,700	77,353
Shinko Electric Industries Co. Ltd.	8,500	304,639
Socionext Inc.	23,800	699,160
Tokyo Seimitsu Co. Ltd.	5,100	365,205
Towa Corp.	3,400	259,960
Tri Chemical Laboratories Inc.	3,400	95,075
Ulvac Inc.	6,800	485,363
		3,281,365
Software — 1.1%
Appier Group Inc.(a)(b)	8,500	68,301
Cybozu Inc.(b)	3,400	37,520
Digital Arts Inc.	1,700	38,213
Freee KK(a)	5,100	81,604
Fuji Soft Inc.	6,800	281,047
I’ll Inc.	1,700	28,509
Justsystems Corp.	5,100	90,410
Money Forward Inc.(a)	5,100	168,603
OBIC Business Consultants Co. Ltd.	3,400	136,084
PKSHA Technology Inc.(a)(b)	1,700	40,812
Plus Alpha Consulting Co. Ltd.(b)	3,400	40,529
Rakus Co. Ltd.	11,900	135,675
Sansan Inc.(a)	8,500	87,910
Systena Corp.	37,400	67,567
WingArc1st Inc.	3,400	61,947
		1,364,731
Security	Shares	Value

Specialty Retail — 2.7%
ABC-Mart Inc.	13,600	$262,286
Adastria Co. Ltd.	3,400	78,521
Alpen Co. Ltd.	1,700	21,777
AOKI Holdings Inc.	5,100	41,211
Aoyama Trading Co. Ltd.	5,100	50,385
Arclands Corp.	6,579	80,442
Autobacs Seven Co. Ltd.	8,500	83,177
Bic Camera Inc.	11,900	118,899
DCM Holdings Co. Ltd.	15,300	148,822
EDION Corp.	8,500	85,101
Geo Holdings Corp.	3,400	37,589
IDOM Inc.	8,500	72,585
JINS Holdings Inc.	1,700	40,025
Joshin Denki Co. Ltd.	1,700	28,571
Joyful Honda Co. Ltd.	6,800	91,874
Kohnan Shoji Co. Ltd.	3,400	90,873
Komeri Co. Ltd.	5,100	121,285
K’s Holdings Corp.	18,700	173,430
Nafco Co. Ltd.(b)	1,700	31,385
Nextage Co. Ltd.(b)	5,100	80,402
Nishimatsuya Chain Co. Ltd.	5,100	74,521
Nojima Corp.	8,500	95,640
PAL GROUP Holdings Co. Ltd.	5,100	59,186
Sanrio Co. Ltd.	20,400	315,133
Shimamura Co. Ltd.	5,100	244,300
T-Gaia Corp.	1,700	21,055
USS Co. Ltd.	54,400	423,570
VT Holdings Co. Ltd.	10,200	31,682
Workman Co. Ltd.(b)	3,400	79,290
Yamada Holdings Co. Ltd.	71,400	200,217
Yellow Hat Ltd.	3,400	45,116
		3,328,350
Technology Hardware, Storage & Peripherals — 0.5%
Eizo Corp.	1,700	54,115
Elecom Co. Ltd.	5,100	50,322
Konica Minolta Inc.	59,500	178,700
MCJ Co. Ltd.	8,500	74,424
Riso Kagaku Corp.	3,400	71,656
Toshiba TEC Corp.	3,400	69,152
Wacom Co. Ltd.	17,000	76,917
		575,286
Textiles, Apparel & Luxury Goods — 0.6%
Descente Ltd.	5,100	109,108
Goldwin Inc.	3,400	177,707
Gunze Ltd.	1,700	58,086
Japan Wool Textile Co. Ltd. (The)	6,800	58,555
Onward Holdings Co. Ltd.	13,600	55,627
Seiko Group Corp.	3,400	99,156
Wacoal Holdings Corp.	5,100	126,081
		684,320
Trading Companies & Distributors — 1.8%
Hanwa Co. Ltd.	3,400	144,348
Inaba Denki Sangyo Co. Ltd.	6,800	167,886
Inabata & Co. Ltd.	6,800	144,963
Japan Pulp & Paper Co. Ltd.	1,700	65,575
Kanamoto Co. Ltd.	3,400	57,169
Kanematsu Corp.	10,200	174,999
Nagase & Co. Ltd.	11,900	233,234
Nichiden Corp.	1,700	34,867
Nishio Holdings Co. Ltd.	1,700	42,539
Senshu Electric Co. Ltd.	1,700	58,697

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Sojitz Corp.	30,600	$800,552
Sumiseki Holdings Inc.(b)	1,700	14,431
Totech Corp.	3,400	54,849
Trusco Nakayama Corp.	6,800	107,421
Wakita & Co. Ltd.	5,100	53,263
Yamazen Corp.	6,800	60,852
Yuasa Trading Co. Ltd.	1,700	60,660
		2,276,305
Transportation Infrastructure — 0.7%
Japan Airport Terminal Co. Ltd.	8,500	298,329
Kamigumi Co. Ltd.	10,200	207,295
Mitsubishi Logistics Corp.	6,800	224,085
Sumitomo Warehouse Co. Ltd. (The)	6,800	110,163
		839,872
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,400	77,317

Total Long-Term Investments — 98.8%
(Cost: $131,724,343)		121,812,512

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	1,383,406	1,383,821
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	40,000	$40,000

Total Short-Term Securities — 1.1%
(Cost: $1,423,928)		1,423,821

Total Investments — 99.9%
(Cost: $133,148,271)		123,236,333

Other Assets Less Liabilities — 0.1%		75,095

Net Assets — 100.0%		$123,311,428

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,382,293	$—	$(998,387	)(a)	$(85)	$—	$1,383,821	1,383,406	$51,571	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(10,000	)(a)	—	—	40,000	40,000	2,826		—
					$(85)	$—	$1,423,821		$54,397		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	82	06/13/24	$1,449	$20,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,474,205	$120,338,307	$—	$121,812,512
Short-Term Securities
Money Market Funds	1,423,821	—	—	1,423,821
	$2,898,026	$120,338,307	$—	$123,236,333
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$20,785	$—	$20,785

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust